Summary of significant accounting policies	6 Months Ended
Jun. 30, 2022
Summary of significant accounting policies
1 Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2021 included in the Credit Suisse Annual Report 2021.
Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments, which, on a normal recurring basis, are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The 1Q22 consolidated statements of operations and comprehensive income and the 1Q22 consolidated statement of changes in equity have been added for the convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.
In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Certain accounting changes
As noted in our 2021 Annual Report, the Group identified an accounting issue that was not material to the prior period financial statements. The Group identified this accounting issue with respect to the net balance sheet treatment relating to the presentation of a limited population of certain securities lending and borrowing activities. As a result, balance sheet and cash flow positions for both assets and liabilities relating to these activities were presented on a gross basis and prior periods were revised in the consolidated financial statements and the related notes.
For the quarter ended June 30, 2022, the Group has presented these securities lending and borrowing transactions as a single unit of account and as a result these transactions will no longer be presented on a gross basis. The Group did not adjust prior period financial information which continue to reflect a presentation on a gross basis.
> Refer to “Note 1 – Summary of significant accounting policies” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for a description of the Group’s significant accounting policies.

Bank
Summary of significant accounting policies
1 Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse AG (the Bank), the direct bank subsidiary of Credit Suisse Group AG (the Group), are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2021, included in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2021 (Credit Suisse Annual Report 2021).
In addition, these condensed consolidated financial statements make references to the Group’s condensed consolidated financial statements in its 2Q22 and 1Q22 Financial Reports and the Group’s consolidated financial statements in the Credit Suisse Annual Report 2021.
> Refer to “Note 1 – Summary of significant accounting policies” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2021 for a description of the Bank’s significant accounting policies.
Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The results of operations for interim periods are not indicative of results for the entire year.
In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Certain accounting changes
As noted in the 2021 Annual Report, the Bank identified an accounting issue that was not material to the prior period financial statements. The Bank identified this accounting issue with respect to the net balance sheet treatment relating to the presentation of a limited population of certain securities lending and borrowing activities. As a result, balance sheet and cash flow positions for both assets and liabilities relating to these activities were presented on a gross basis and prior periods were revised in the consolidated financial statements and the related notes.
For the half-year ended June 30, 2022, the Bank has presented these securities lending and borrowing transactions as a single unit of account and as a result these transactions will no longer be presented on a gross basis. The Bank did not adjust prior period financial information which continue to reflect a presentation on a gross basis.